Loans and Borrowings - Summary of Bank Loans (Details) - Bank Loans [Member] - Research and Laboratory Equipment € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) Facility Size	Dec. 31, 2022 EUR (€)
Disclosure of detailed information about borrowings [line items]
Facility size | Facility Size
Interest rate (in percent)
New debt recognized
Installments
Bank loan outstanding	€ 11,583	€ 15,221
B N P Four [Member]
Disclosure of detailed information about borrowings [line items]
Debt maturity date	April 2017
Facility size | Facility Size	800,000
Interest rate (in percent)	0.87%
New debt recognized	€ 0
Installments	60 monthly
Bank loan outstanding	€ 0	54
Other [Member]
Disclosure of detailed information about borrowings [line items]
Debt maturity date	-
Facility size | Facility Size	0
Interest rate (in percent)	0.00%
New debt recognized	€ 0
Installments	0
Bank loan outstanding	€ 13	17
CDN PGE [Member]
Disclosure of detailed information about borrowings [line items]
Debt maturity date	June 2021
Facility size | Facility Size	900,000
Interest rate (in percent)	1.36%
New debt recognized	€ 0
Installments	8 quarterly
Bank loan outstanding	€ 675	900
CIC PGE [Member]
Disclosure of detailed information about borrowings [line items]
Debt maturity date	June 2021
Facility size | Facility Size	2,200,000
Interest rate (in percent)	0.75%
New debt recognized	€ 0
Installments	8 quarterly
Bank loan outstanding	€ 1,650	2,200
BNP PGE [Member]
Disclosure of detailed information about borrowings [line items]
Debt maturity date	June 2021
Facility size | Facility Size	4,900,000
Interest rate (in percent)	0.45%
New debt recognized	€ 0
Installments	8 quarterly
Bank loan outstanding	€ 3,675	4,900
Natixis PGE [Member]
Disclosure of detailed information about borrowings [line items]
Debt maturity date	June 2021
Facility size | Facility Size	3,000,000
Interest rate (in percent)	0.40%
New debt recognized	€ 0
Installments	8 quarterly
Bank loan outstanding	€ 2,250	3,000
BPI PGE [Member]
Disclosure of detailed information about borrowings [line items]
Debt maturity date	July 2021
Facility size | Facility Size	2,000,000
Interest rate (in percent)	2.25%
New debt recognized	€ 0
Installments	16 quarterly
Bank loan outstanding	€ 1,500	1,900
BPI Pret Taux Bonifie [Member]
Disclosure of detailed information about borrowings [line items]
Debt maturity date	November 2021
Facility size | Facility Size	2,250,000
Interest rate (in percent)	2.25%
New debt recognized	€ 0
Installments	20 quarterly
Bank loan outstanding	€ 1,820	€ 2,250